UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

Form N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERD MANAGEMENT INVESTMENT COMPANY

811-22172
(Investment Company Act file number)

World Funds Trust
(Exact name of registrant a specified in charter)

8730 Stony Point Parkway, Suite 205, Richmond, VA 23235
(Address of principal executive offices)  (Zip code)

John Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group
2041 West 141st Terrace, Suite 119
Leawood, KS  66224
 (Name and address of agent for service)

(804) 267-7400
(Registrant’s telephone number, including area code)

September 30th
(Date of fiscal year end)

July 1, 2009 to June 30, 2010
(Date of reporting period)

Item 1.  Proxy Voting Record.

Navigator Fund

None

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

World Funds Trust

(Registrant)

/s/ John Pasco, III
By (Signature and Title)
Name:  John Pasco, III
Title:      Chairman

August 31, 2010
Date